GCAT NQM DEPOSITOR II, LLC ABS-15G

Exhibit 99.38

QM ATR Data

Run Date - 09/12/2023 12:34:36 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	Lender Application Date	GSE Eligible	ATR/QM Total Points and Fees	Rate Lock Date	APR	Borrower Employment Indicator	Co Borrower Employment Indicator	Borrower Foreign National Indicator	Co Borrower Foreign National Indicator	Residual Income to Qualify?	ATR/QM Residual Income
XXXXXXX	XXXXXXXXXXXX	2023090012	Exempt	No	XXXXXXXXXX	No			0.00%	Self-Employed	Self-Employed	US Citizen	Permanent Resident Alien	No
XXXXXXX	XXXXXXXXXXXX	2023090020	Exempt	No	XXXXXXXXXX				0.00%	Self-Employed		US Citizen		No
XXXXXXX	XXXXXXXXXXXX	2023090014	Exempt	No	XXXXXXXXXX	No			0.00%	Not Required	Self-Employed	Non Permanent Resident Alien	US Citizen	No
XXXXXXX	XXXXXXXXXXXX	2023090031	Exempt	No	XXXXXXXXXX	No			0.00%	Self-Employed		US Citizen		No
XXXXXXX	XXXXXXXXXXXX	2023090011	Exempt	No	XXXXXXXXXX				0.00%	Self-Employed		US Citizen		No